Financial Expense, Net	12 Months Ended
Dec. 31, 2019
Financial Expenses Net [Abstract]
Financial Expense, Net

19. FINANCIAL EXPENSE, NET

Financial expense, net for the years ended December 31, 2019 and 2018, consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018
Financial Income:
Interest income	$160	$31
Gain on derivatives	414	134
Dividends on marketable securities	97	4

Total Financial Income	671	169

Financial Expense:
Interest expense	(1,073)	(585)
Loss on derivatives	(37)	—

Total Financial Expense	(1,110)	(585)

Financial expense, net	$(439)	$(416)